February 2, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	The Gabelli Money Market Funds (the “Fund”) File Nos. 33-48220 and 811-06687
Dear Sir or Madam:
     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the two Prospectuses and the Statement of Additional Information for the above named Fund do not differ from those contained in Post-Effective Amendment No. 26 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. The Amendment was filed electronically on January 28, 2011 (Accession # 0000950123-11-006730).
     If you have any questions concerning this filing, you may contact the undersigned at (617) 248-3616.

Very truly yours,

/s/ Daniel Haddad Daniel Haddad
Regulatory Administrator

cc:	B. Alpert
A. Mullady
R. Schwartz, Esq.
A. Lonergan
H. Robichaud